Other Commitments with Third Parties and Other Contingent Liabilities - Share-based payment plan (Details)			1 Months Ended	12 Months Ended
	Nov. 04, 2022 USD ($) claim	Jul. 29, 2021 item	May 31, 2023 € / shares shares	Dec. 31, 2023 EUR (€) shares employee € / shares	Dec. 31, 2023 USD ($) employee	Sep. 30, 2022 item l
RAMIREZ-VIVAR, ALFONSO v. GRIFOLS DIAGNOSTIC SOLUTIONS, INC
Disclosure of commitments and contingent liabilities [line items]
Number of claims court granted | claim	2
Number of claims filed | claim	10
Approximate number of employee for payroll or wages and violations pay period | employee				300	300
Estimated financial effect of contingent liabilities | $	$ 400,000
Scranton Enterprises BV
Disclosure of commitments and contingent liabilities [line items]
Notional amount of debt by financing entity | $					$ 360,000,000
Canadian Blood Services
Disclosure of commitments and contingent liabilities [line items]
Number of Million Grains of Immunoglobulin agreed to receive | item						2,400,000
Volume of Canadian Plasma Need to Collect Annually | l						600.000
Canadian Blood Services | 2024
Disclosure of commitments and contingent liabilities [line items]
Contractual capital commitments | €				€ 13,372,075
Canadian Blood Services | 2025
Disclosure of commitments and contingent liabilities [line items]
Contractual capital commitments | €				20,897,588
Canadian Blood Services | 2026
Disclosure of commitments and contingent liabilities [line items]
Contractual capital commitments | €				30,172,027
Canadian Blood Services | 2027
Disclosure of commitments and contingent liabilities [line items]
Contractual capital commitments | €				18,939,896
Grifols Egypt
Disclosure of commitments and contingent liabilities [line items]
Number of plasma centers to be constructed | item		20
Percentage of ownership in joint venture		49.00%
Threshold period for exercise of options		10 years
Grifols Egypt | National Service Projects Organization (NSPO)
Disclosure of commitments and contingent liabilities [line items]
Percentage of ownership in joint venture		51.00%
Equity-settled share-based payment plan
Disclosure of commitments and contingent liabilities [line items]
Expense from share-based payment transactions with employees | €				€ 2,586,000
Equity-settled share-based payment plan | Stock Options [Member]
Disclosure of commitments and contingent liabilities [line items]
Vesting Period			4 years
Maximum Number Awards Will be Granted in Share-based Payment Arrangement | shares			4,000,000
Exercise price, share options granted | € / shares			€ 8.96
Equity-settled share-based payment plan | Stock Options [Member] | Ordinary shares
Disclosure of commitments and contingent liabilities [line items]
Ifrs Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			4,000,000
Equity-settled share-based payment plan | Stock Options [Member] | Ifrs Share-Based Payment Arrangement, Tranche One [Member]
Disclosure of commitments and contingent liabilities [line items]
Ifrs Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage			40.00%
Equity-settled share-based payment plan | Stock Options [Member] | Ifrs Share-Based Payment Arrangement, Tranche Two [Member]
Disclosure of commitments and contingent liabilities [line items]
Ifrs Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage			60.00%
Equity-settled share-based payment plan | Stock Options Settled by 2025 [Member]
Disclosure of commitments and contingent liabilities [line items]
Number of share options granted in share-based payment arrangement | shares				1,148,000
Unit fair value | €				€ 3.05
Equity-settled share-based payment plan | Stock Options Settled by 2027 [Member]
Disclosure of commitments and contingent liabilities [line items]
Number of share options granted in share-based payment arrangement | shares				1,722,000
Unit fair value | €				€ 2.85
Equity-settled share-based payment plan | Ifrs Restricted Stock Units (RSUs) [Member]
Disclosure of commitments and contingent liabilities [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | € / shares				€ 8.964
Equity-settled share-based payment plan | Ifrs Restricted Stock Units (RSUs) [Member] | Ordinary shares
Disclosure of commitments and contingent liabilities [line items]
Ifrs Class of Warrant or Right, Exercise Price of Warrants or Rights | € / shares				€ 12.84
Equity-settled share-based payment plan | Restricted Stock Units Settled by 28/02/2024 [Member]
Disclosure of commitments and contingent liabilities [line items]
Number of other equity instruments granted in share-based payment arrangement | shares				180,000
Share-based Payment Arrangement, Per Unit Fair Value | € / shares				€ 2.39
Equity-settled share-based payment plan | Restricted Stock Units Settled by 22/02/2025 [Member]
Disclosure of commitments and contingent liabilities [line items]
Number of other equity instruments granted in share-based payment arrangement | shares				700,000
Share-based Payment Arrangement, Per Unit Fair Value | € / shares				€ 1.08
Equity-settled share-based payment plan | Restricted Stock Units Settled by 28/02/2025 [Member]
Disclosure of commitments and contingent liabilities [line items]
Number of other equity instruments granted in share-based payment arrangement | shares				270,000
Share-based Payment Arrangement, Per Unit Fair Value | € / shares				€ 2.19
Cash-settled share-based payment plan
Disclosure of commitments and contingent liabilities [line items]
Liabilities from share-based payment transactions | €				€ 1,610,000
Expense from cash-settled share-based payment transactions | €				€ 1,724,000
Cash-settled share-based payment plan | Ordinary shares
Disclosure of commitments and contingent liabilities [line items]
Threshold Business Days for Computation of Average Price Per Share			5 days
Cash-settled share-based payment plan | Stock Options [Member]
Disclosure of commitments and contingent liabilities [line items]
Vesting Period			4 years
Cash-settled share-based payment plan | Ifrs Restricted Stock Units (RSUs) [Member] | Ifrs Share-Based Payment Arrangement, Tranche One [Member]
Disclosure of commitments and contingent liabilities [line items]
Ifrs Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage			50.00%
Cash-settled share-based payment plan | Ifrs Restricted Stock Units (RSUs) [Member] | Ifrs Share-Based Payment Arrangement, Tranche Two [Member]
Disclosure of commitments and contingent liabilities [line items]
Ifrs Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage			50.00%
Cash-settled share-based payment plan | Restricted Stock Units Settled by 2025 [Member]
Disclosure of commitments and contingent liabilities [line items]
Number of other equity instruments granted in share-based payment arrangement | shares				278,400
Share-based Payment Arrangement, Per Unit Fair Value | € / shares				€ 13.22
Cash-settled share-based payment plan | Restricted Stock Units Settled by 2027 [Member]
Disclosure of commitments and contingent liabilities [line items]
Number of other equity instruments granted in share-based payment arrangement | shares				278,400
Share-based Payment Arrangement, Per Unit Fair Value | € / shares				€ 11.08